                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999
                                                --------------------------------

Check here if Amendment [    ]; Amendment Number: __________
     This Amendment (Check only one.):   [   ] is a restatement.
                                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brookside Capital Investors, Inc. *
          -------------------------------------
Address:  Two Copley Place
          -------------------------------------
          Boston, MA  02116
          -------------------------------------

Form 13F File Number:   28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michele May
          ------------------------------
Title:    Vice President
          ------------------------------
Phone:    (617) 572-3000
          ------------------------------

Signature, Place, and Date of Signing:
     /s/ Michele May                           Boston, MA         5/10/99
     ------------------------------------      -------------      ---------

*Brookside Capital Investors, Inc. is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Brookside Capital Investors, Inc. is wholly owned by W. Mitt Romney.

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                2
                                           --------

Form 13F Information Table Entry Total:          51
                                           --------

Form 13F Information Table Value Total:    $558,879
                                           --------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.         Form 13F File Number                   Name

  1           28-_________________  Brookside Capital Partners Fund, L.P.
 ---                                -------------------------------------

  2           28-_________________  Brookside Capital Investors, L.P.
 ---                                ---------------------------------
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Brookside Capital Investors, Inc.
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                                                    Form 13F Information Table
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                 Column 1              Column 2     Column 3   Column 4  Column 5        Column 6   Column 7       Column 8
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
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                                                               Value     SHARES or  SH/  Investment Other      Voting Authority
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Name of Issuer                      Title of Class    Cusip    (x$1000)  PRN Amount PRN  Discretion Managers Sole  Shared  None
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Advanced Neuromodulation System         COM         00757T101   2,546      370,300  SH      SOLE              X
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Amerco Inc.                             COM         023586100  16,912      786,600  SH      SOLE              X
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American Skiing Co.                     COM         029654308     959      229,000  SH      SOLE              X
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Applied Power Inc.                      CL A        038225108  37,733    1,384,700  SH      SOLE              X
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Arrow International Inc.                COM         427641000     539       25,000  SH      SOLE              X
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Bally Total Fitness Holding             COM         05873K108  11,780      493,400  SH      SOLE              X
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BEA Systems Inc.                        COM         073325102     859       55,000  SH      SOLE              X
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Billing Concepts Corp.                  COM         090063108   3,821      321,800  SH      SOLE              X
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Bj's Wholesale Club Inc.                COM         05548J106  32,867    1,249,100  SH      SOLE              X
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Clarify Inc.                            COM         180492100  16,178      606,200  SH      SOLE              X
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Cole National Corp.                     CLA         193290103   7,023      384,800  SH      SOLE              X
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Continental Airlines Inc.               CL B        210795308   3,268       86,000  SH      SOLE              X
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Corporate Express Inc.                  COM         219888104   1,226      236,353  SH      SOLE              X
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Crestline Capital Corp.                 COM         226153104   3,075      200,000  SH      SOLE              X
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Dataware Technologies Inc.              COM         237920103   1,939      775,700  SH      SOLE              X
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Dendrite International Inc              COM         248239105  12,466      558,700  SH      SOLE              X
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Doncasters Plc                     SPONSORED ADR    257692103   8,051      523,600  SH      SOLE              X
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Encore Wire Corp.                       COM         292562105  11,848    1,504,450  SH      SOLE              X
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Epix Medical Inc.                       COM         26881Q101   2,817      352,100  SH      SOLE              X
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Flextronics International               ORD         Y2573F102  12,918      253,300  SH      SOLE              X
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Gartner Group Inc.                      COM         366651107   3,384      150,000  SH      SOLE              X
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Global-Tech Appliances Inc.             COM         G39320109   5,002    1,053,000  SH      SOLE              X
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Golden State Bancorp Inc.          WT EXP 010110    381197136     727      150,000  SH      SOLE              X
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Gtech Holdings Corp.                    COM         400518106  28,869    1,184,350  SH      SOLE              X
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Hollywood Entertainment Corp.           COM         436141105  17,228      925,000  SH      SOLE              X
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Inprise Corporation                     COM         45766C102   1,163      300,000  SH      SOLE              X
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Integrated Circuit Systems              COM         45811K109   1,347       74,600  SH      SOLE              X
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Jabil Circuit Inc.                      COM         466313103  41,265    1,018,900  SH      SOLE              X
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Marcam Solutions                        COM         56614A107     134       48,900  SH      SOLE              X
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Micro Therapeutics Inc.                 COM         59500W100   1,560      240,000  SH      SOLE              X
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New American Health Corp.               COM         641881107     261      139,100  SH      SOLE              X
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North Face Inc.                         COM         659317101   7,000      560,000  SH      SOLE              X
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Pittston Brink's Group             COM BRINKS GRP   725701106   6,463      275,000  SH      SOLE              X
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Platinum Technology Internation         COM         72764T101  14,025      550,000  SH      SOLE              X
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Prison Realty Corp.                     COM         74264N105  44,572    2,556,125  SH      SOLE              X
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PSS World Medical Inc.                  COM         69366A100  17,241    1,956,400  SH      SOLE              X
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Ryerson Tull Inc.                       CL A        78375P107   5,874      399,958  SH      SOLE              X
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SCM Microsystems Inc.                   COM         784018103   8,055      132,600  SH      SOLE              X
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Scotts Company (The)                    CLA         810186106  22,619      605,200  SH      SOLE              X
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Service Experts Inc.                    COM         817567100   3,780      280,000  SH      SOLE              X
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Silgan Holdings Inc.                    COM         827048109  17,765    1,064,550  SH      SOLE              X
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Source Media Inc.                       COM NEW     836153304  25,000          382  SH      SOLE              X
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Stage Stores Inc.                       COM         85254C107  16,384    2,259,800  SH      SOLE              X
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Steel Dynamics Inc.                     COM         858119100  32,365    1,954,100  SH      SOLE              X
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Technology Solutions Co.                COM         87872T108  21,610    3,033,000  SH      SOLE              X
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Tecnomatix Technologies Ltd.            ORD         M8743P105     808       61,000  SH      SOLE              X
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Total Renal Care Holdings               COM         89151A107   6,050      550,000  SH      SOLE              X
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Total Renal Care Holdings          SB NT CV144A7%09 89151AAA5   6,050    5,000,000  PRN     SOLE              X
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Tut Systems Inc.                        COM         901103101   1,244       25,000  SH      SOLE              X
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Vestcom International Inc.              COM         924904105   5,610    1,150,700  SH      SOLE              X
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VWR Scientific Products Corp.           COM         918435108   6,599      293,300  SH      SOLE              X
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